Capital resources (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Shareholders' equity (excluding non-controlling interests)
Shareholders' equity	£ 45,736	£ 48,330
Preference shares - equity	(496)	(2,565)
Other equity instruments	(4,058)	(4,058)
Shareholders' equity (excluding non-controlling interests)	41,182	41,707
Regulatory adjustments and deductions
Own credit	(405)	(90)
Defined benefit pension fund adjustment	(394)	(287)
Cash flow hedging reserve	191	(227)
Deferred tax assets	(740)	(849)
Prudential valuation adjustments	(494)	(496)
Goodwill and other intangible assets	(6,616)	(6,543)
Expected losses less impairments	(654)	(1,286)
Foreseeable ordinary and special dividends	(1,326)
Other regulatory adjustments	(105)	28
Total regulatory adjustments and deductions	(10,543)	(9,750)
CET1 capital	30,639	31,957
Additional Tier 1 (AT1) capital
Eligible AT1	4,051	4,041
Qualifying instruments and related share premium subject to phase out	1,393	3,416
Qualifying instruments issued by subsidiaries and held by third parties subject to phase out	140	140
AT1 capital	5,584	7,597
Tier 1 capital	36,223	39,554
Qualifying Tier 2 capital
Qualifying instruments and related share premium	6,386	6,501
Qualifying instruments issued by subsidiaries and held by third parties	1,565	1,876
Tier 2 capital	7,951	8,377
Total regulatory capital	£ 44,174	£ 47,931
Minimum pillar 1 capital ratio		8.00%
Minimum tier 1 component ratio		4.50%